UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period January 1, 2025 to December 31, 2025.

Date of Report: February 9, 2026

Exact name of securitizer as specified in its charter:  Atlas Securitization Depositor, L.P.1

Commission File Number of securitizer: 025-07273

Central Index Key Number of securitizer: 0002034296

Robert Jee, 212-317-4500
(Name and telephone number, including area code, of the person to contact in connection with this filing)

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)  ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)    ☒

1 The scope of this Form ABS-15G is limited to transactions in which Atlas Securitization Depositor, L.P. is the depositor, and the sponsor is either (i) not an affiliate of Atlas Securitization Depositor, L.P. or (ii) an affiliate of Atlas Securitization Depositor, L.P. that will itself not file a Form ABS-15G covering the related transactions.

REPRESENTATION AND WARRANTY INFORMATION

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Pursuant to Rule 15Ga-1(c)(2), Atlas Securitization Depositor, L.P. has indicated by check mark that there is no activity for the annual period.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Date: February 9, 2026

ATLAS SECURITIZATION DEPOSITOR, L.P. (Securitizer)

By: AASP Management, LP, its investment manager

By: Atlas Securitized Products Advisors, L.P., its sub-advisor

	By:	/s/ Robert Jee
		Name:	Robert Jee
		Title:	Chief Legal and Compliance Officer